INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Merger Arbitrage Fund

Shares		Value ($)
Common Stocks — 81.5%
COMMUNICATION SERVICES — 0.3%
15,000	Meet Group (a)	88,050

CONSUMER DISCRETIONARY — 1.2%
54,869	Rubicon Project, Inc. (a)	304,523
250	Tiffany	32,375

		336,898

ENERGY — 1.9%
34,804	EQM Midstream Partners	410,687
698	PDC Energy (a)	4,335
8,700	Tallgrass Energy, Class A	143,202

		558,224

FINANCIALS — 38.9%
1,850	Acamar Partners Acquisition (a)	18,222
29,955	Apex Technology Acquisition (a)	299,550
502	Apex Technology Acquisition, Class A (a)	4,905
20,000	Bolsas y Mercados Espanoles SHMSF	720,090
60,450	Carolina Financial (b)	1,563,841
3,077	Central Federal Bancshares (a)	45,401
2,458	CHP Merger, Class A (a)	23,843
4,160	Churchill Capital II (a)	43,014
6,500	CIIG Merger (a)	63,635
40	Collier Creek Holdings, Class A (a)	403
416	Crescent Acquisition, Class A (a)	4,098
10,111	DiamondPeak Holdings, Class A (a)	100,807
10,866	E*TRADE Financial Corp.	372,921
5,316	Empire Bancorp (a)	52,097
2,321	FB Financial	45,770
123,489	FGL Holdings (b)	1,210,192
900	FinServ Acquisition (a)	9,072
9,500	Genworth Financial, Class A (a)(b)	31,540
16,149	Gores Metropoulos, Class A (a)	163,912
10,400	GX Acquisition, Class A (a)	101,920
52,255	Haymaker Acquisition II (a)	527,776
23,280	Haymaker Acquisition II, Class A (a)(b)	227,911
17,100	Healthcare Merger (a)	169,290
568	Hennessy Capital Acquisition IV, Class A (a)	5,742
14,539	IBERIABANK Corp.(b)	525,730
10,584	Juniper Industrial Holdings (a)	101,818
1	Landcadia Holdings II (a)	10
39,510	Landcadia Holdings II, Class A (a)(b)	390,359
16,700	Legg Mason (b)	815,795
27,000	LF Capital Acquisition Corp., Class A (a)(b)	278,100
5,482	Monocle Acquisition (a)	55,094
26,045	MSB Financial (a)(b)	318,791
1,497	MutualFirst Financial	42,215
1	Oaktree Acquisition (a)	10
15,210	Oaktree Acquisition, Class A (a)	152,100
33,962	PB Bancorp (b)	506,034
44,299	PropTech Acquisition (a)(b)	442,990
16,989	Revere Bank (a)(b)	382,592
35,274	SB One Bancorp (b)	599,658

Shares		Value ($)
FINANCIALS (continued)
21,050	Thunder Bridge Acquisition II, Class A (a)	207,764
16,896	Tortoise Acquisition, Class A (a)(b)	166,088
24,516	Trine Acquisition, Class A (a)(b)	243,689
5,843	Wellesley Bank (b)	172,310

		11,207,099

HEALTHCARE — 10.5%
7,810	Allergan (b)	1,383,151
17,287	Forty Seven (a)	1,649,526

		3,032,677

INDUSTRIALS — 5.3%
28,300	Advanced Disposal Services (a)	928,240
4,480	WABCO Holdings (a)(b)	605,024

		1,533,264

INFORMATION TECHNOLOGY — 6.8%
20,369	Cypress Semiconductor (b)	475,005
7,100	Ingenico Group	738,357
307	Isra Vision	16,700
9,765	RIB Software	304,351
21,954	Telaria, Inc. (a)	131,724
21,022	Xperi (b)	292,416

		1,958,553

MATERIALS — 10.2%
277,594	OMNOVA Solutions (a)(b)	2,814,803
1,261	Pope Resources a Delaware	108,181

		2,922,984

UTILITIES — 6.4%
25,468	El Paso Electric	1,730,805
6,869	TerraForm Power, Class A	108,324

		1,839,129

	Total Common Stocks (Cost $24,617,287)	23,476,878

Exchange-Traded Fund — 0.1%
200	iShares 20+ Year Treasury Bond ETF	32,994

	Total Exchange-Traded Funds (Cost $33,088)	32,994

Purchased Put Options(a) — 0.1%
	Total Purchased Put Options (Cost $19,405)	23,070

Warrants — 0.0%
FINANCIALS — 0.0%
6,799	Crescent Acquisition, Expires 03/10/2024(a)	5,779
3,333	Landcadia Holdings II, Expires 05/12/2026(a)	1,330
20	Trine Acquisition, Expires 03/08/2024(a)	12

	Total Warrants (Cost $8,627)	7,121

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Merger Arbitrage Fund

Units		Value ($)
Right — 0.0%
Financials — 0.0%
1,650	Celgene Corp.	6,270

	Total Rights (Cost $3,514)	6,270

Shares
Cash Equivalents — 35.2%
MONEY MARKET FUND(c) — 35.2%
10,122,215	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.510%	10,122,215

	Total Cash Equivalents (Cost $10,122,215)	10,122,215

Total Investments - 116.9%		33,668,548

(Cost $34,804,135)
Securities Sold Short— (28.4)%
Exchange-Traded Fund — (4.4)%
(12,069)	Invesco CurrencyShares Euro Currency Trust (a)	(1,258,797)

	Total Exchange-Traded Funds (Proceeds $1,249,966)	(1,258,797)

Common Stocks — (24.0)%
CONSUMER DISCRETIONARY — (1.2)%
(61,941)	Rubicon Project, Inc. (d)	(343,773)

ENERGY — (1.5)%
(84,761)	Equitrans Midstream	(426,348)
(698)	PDC Energy, Inc.	(4,334)

		(430,682)

FINANCIALS — (15.1)%
(3,334)	Cambridge Bancorp	(173,368)
(13,052)	Fidelity National Financial	(324,734)
(66,569)	First Horizon National	(536,546)
(595)	Flushing Financial	(7,949)
(2,482)	Franklin Financial Network	(50,608)
(27,923)	Kearny Financial	(239,859)
(11,289)	Morgan Stanley	(383,826)
(3,829)	Northwest Bancshares	(44,301)
(47,883)	Provident Financial Services	(615,775)
(17,839)	Sandy Spring Bancorp, Inc.	(403,875)
(68,510)	United Bankshares, Inc.	(1,581,211)

		(4,362,052)

HEALTHCARE — (1.8)%
(6,763)	AbbVie, Inc.	(515,273)

INFORMATION TECHNOLOGY — (3.7)%
(15,419)	Telaria, Inc. (d)	(92,514)
(46,202)	TiVo (d)	(327,110)
(11,157)	Worldline (d)	(655,126)

		(1,074,750)

Shares		Value ($)
REAL ESTATE — (0.3)%
(3,469)	Rayonier, Inc.	(81,695)

UTILITIES — (0.4)%
(2,650)	Brookfield Renewable Partners	(112,599)

	Total Common Stocks (Proceeds $8,074,102)	(6,920,824)

	Total Securities Sold Short - (28.4)% (Proceeds $9,324,068)	(8,179,621)

Other Assets & Liabilities, Net - 11.5%(e)		3,305,148

Net Assets - 100.0%		28,794,075

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $6,280,280.
(c)	Rate shown is 7 day effective yield.
(d)	No dividend payable on security sold short.
(e)	As of March 31, 2020, $7,773,791 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Merger Arbitrage Fund

Purchased options contracts outstanding as of March 31, 2020 were as follows:

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
PURCHASED PUT OPTIONS:
Hilton Worldwide Holdings	$70.00	June 2020	7	$77,959	$8,049	$7,840
Live Nation Entertainment	45.00	April 2020	6	$22,800	2,297	2,280
Live Nation Entertainment	45.00	May 2020	6	$43,200	4,337	3,600
Genworth Financial	3.50	January 2021	110	$47,080	4,722	9,350

					$19,405	$23,070

Written options contracts outstanding as of March 31, 2020 were as follows:

Description	Exercise price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Genworth Financial	$5.50	June 2020	(110)	$47,080	$(195)	$(440)

The Fund had the following swap contracts, for which $630,893 was pledged as collateral, open at March 31, 2020:

Swap contracts outstanding as of March 31, 2020 were as follows:

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Expiration Date	Currency	Notional Amount ($)	Market Value ($)	Upfront Premiums Paid (Received) ($)	Mark to Market ($)	Unrealized Appreciation ($)
LONG EQUITY TRS
Nat Vet Care Ltd	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	2/1/2021	AUD	654,120	655,449	525	655,449	1,329
Isra Vision Ag	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	3/31/2021	EUR	717,893	718,977	335	718,977	1,084
Swedol Ab-B	1 Month USD LIBOR plus 0.50%	Upon Maturity	Goldman Sachs	11/30/2020	SEK	128,205	129,292	1,379	129,292	1,087

									1,503,718	3,500